Expense Example - FidelitySAISustainableCorePlusBondFund-PRO - FidelitySAISustainableCorePlusBondFund-PRO - Fidelity SAI Sustainable Core Plus Bond Fund - Fidelity SAI Sustainable Core Plus Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 37
3 years	$ 165